Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
KANSAS GAS SERVICE SECURITIZATION I, L.L.C.

$336,000,000 Series 2022-A Senior Secured Securitized Utility Tariff Bonds
Pursuant to Section 4.01(c)(ii) of the Securitized Utility Tariff Property Servicing Agreement, dated as of November 18, 2022, by and between Kansas Gas Service, a Division of ONE Gas, Inc., as Servicer, and Kansas Gas Service Securitization I, L.L.C., as Issuer (the “Servicing Agreement”), the Servicer does hereby certify, for the February 1, 2025 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used but not defined in this Semi-Annual Servicer’s Certificate have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods:	August 1, 2024	to	January 31, 2025
Payment Date:	February 1, 2025
Cut-off Date[1]:	January 22, 2025

1.(a) Available amounts on deposit in Collection Account (including Excess Funds Subaccount) as of Cut-Off Date2:

$21,248,533.09

(b) Actual Remittances from the date in (a) above through the Servicer Business Day preceding Current Payment Date3:

$1,269,202.12

(c) Total amounts available to Indenture Trustee for payment of the Securitized Utility Tariff Bonds and Ongoing Financing Costs:
$22,517,735.21

2.Allocation of available amounts as of Current Payment Date allocable to payment of principal and interest on Securitized Utility Tariff Bonds on Current Payment Date:
a)Principal

Aggregate
i. Tranche A-1:	$14,546,813.47
ii. Total:	$14,546,813.47

b)Interest

Aggregate
i. Tranche A-1:	$7,881,868.41
ii. Total:	$7,881,868.41

1 Cut-Off Date not to be more than 5 days prior to the date of the certificate.
2 $19,888,812.53 in General Sub Account, $1,359,720.56 in Excess Funds Subaccount.
3 Assumes average collection of approximately $145,000 for the remaining 7 business days and 1 day of collections of $254,202.12 to be remitted after the cut-off date.

3.Outstanding amount of the Securitized Utility Tariff Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the expected principal balance to be Outstanding (following payment on Current Payment Date):

a)Expected principal balance Outstanding (as of the date of this certification):

Aggregate
i. Tranche A-1:	$287,344,819.79
ii. Total:	$287,344,819.79

b)Expected principal balance to be Outstanding (following payment on Current Payment Date):

Aggregate
i. Tranche A-1:	$272,798,006.32
ii. Total:	$272,798,006.32

c)Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

Aggregate
i. Tranche A-1:	$—
ii. Total:	$—

4.All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer pursuant to Section 8.2(e) of the Indenture:
a)Certain Ongoing Financing Costs

i. Indenture Trustee Fees and Expenses (subject to $200,000 annual cap per Section 8.2(e)(i)):	$6,000.00
ii. Servicing Fee:	$84,000.00
iii. Issuer’s Fees:	$—
iv. Administration Fee:	$50,000.00
v. Independent Manager’s Fee:	$—
vi. Other Operating Expenses:	$120,440.00
vii. Total:	$260,440.00

b)Other Ongoing Financing Costs and Payments

i. Other Ongoing Financing Costs (payable pursuant to Section 8.2(e)(v)):	$—
ii. Funding of Capital Subaccount to the Required Capital Amount:	$—
iii. Any other unpaid Issuance Costs of the Issuer, any remaining fees, expenses and indemnity amounts owed to the Indenture Trustee and any remaining indemnity amounts owed to the Issuer shall be paid to the parties to which such amounts, if any, are owed, pursuant to Section 8.2(e)(viii):	$—
iv. Deposits to Excess Funds Subaccount:	$—
v. Kansas Gas Service Return on invested capital:	$72,250.00
vi. Total:	$72,250.00

5.Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:

a)Capital Subaccount

i. Total:	$1,515,982.07

b)Excess Funds Subaccount

i. Total:	$—

1.Collections Allocable and Aggregate Amounts Available for the Current Payment date:

i. Remittances for the August 2024 Collection Period	$3,607,019.60
ii. Remittances for the September 2024 Collection Period	$3,181,612.51
iii. Remittances for the October 2024 Collection Period	$3,830,066.55
iv. Remittances for the November 2024 Collection Period	$3,232,962.20
v. Remittances for the December 2024 Collection Period	$3,399,941.22
vi. Remittances for the January 2025 Collection Period- Estimate	$3,415,981.04
vii. Investment Earnings on Capital Subaccount	$39,883.75
viii. Investment Earnings on Excess Funds Subaccount	$25,931.00
ix. Investment Earnings on General Subaccount	$249,729.41
x. General Subaccount Balance[4] (sum of i through ix above)	$20,969,627.28
xi. Capital Subaccount Balance as of prior Payment Date	$1,759,618.74

2.Outstanding Amounts as of prior Payment Date:

i. Tranche A Outstanding Amount	$287,344,819.79

3.Required Funding/Payments as of Current Payment Date:

Principal	Principal Due
i. Securitized Utility Tariff Bonds – Tranche A	$14,546,813.47

Interest
Tranche	Interest Rate	Days in Interest Period[5]	Principal Balance	Interest Due
ii. Tranche A	5.486%	183	$287,344,819.79	$7,881,868.41

	Required Level	Funding Required
iii. Capital Subaccount	$1,680,000.00	$—

4.Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i. Trustee Fees and Expenses; Indemnity Amounts	$6,000.00
ii. Servicing Fee	$84,000.00
iii. Administration Fee	$50,000.00
iv. Operating Expenses	$120,440.00
v. Independent Manager’s Fee:	$—

Securitized Utility Tariff Bonds	Aggregate	Per $1,000 of Original Principal Amount
vi. Semi-Annual Interest (including any past-due for prior periods)
1. Tranche A Interest Payment	$7,881,868.41	$23.46
vii. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date
1. Tranche A Principal Payment	$—	$—
viii. Semi-Annual Principal
1. Tranche A Principal Payment	$14,546,813.47	$43.29
4 General Subaccount Balance includes the remittances for August through December 2024, with actuals and estimates for January, less prior period payments for invoices from Fitch and Global Securitization Services LLC for amounts of $10K and $3.5K, respectively.
5 On 30/360 day basis for initial payment date; otherwise use one-half annual rate.

ix. Other unpaid Operating Expenses	$—
x. Funding of Capital Subaccount (to required level)	$—
xi. Capital Subaccount Return to Kansas Gas Service	$72,250.00
xii. Deposit to Excess Funds Subaccount	$—
xiii. Released to Issuer upon Retirement of all Securitized Utility Tariff Bonds	$—
xiv. Aggregate Remittances as of Current Payment Date	$20,667,583.12
5.Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i. Securitized Utility Tariff Bonds – Tranche A	$272,798,006.32
ii. Excess Funds Subaccount Balance	$—
iii. Capital Subaccount Balance	$1,515,982.07
iv. Aggregate Collection Account Balance	$1,515,982.07
6.Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i. Excess Funds Subaccount	$1,359,720.56
ii. Capital Subaccount	$243,636.67
iii. Total Withdrawals	$1,603,357.23
7.Shortfalls in Interest and Principal Payments as of Current Payment Date:

i. Semi-annual Interest
Securitized Utility Tariff Bonds – Tranche A Interest Payment	$—
ii. Semi-annual Principal
Securitized Utility Tariff Bonds – Tranche A Principal Payment	$—
8.Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i. Return on Invested Capital	$—
9.Shortfalls in Required Subaccount Levels as of Current Payment Date:

i. Capital Subaccount	$164,017.93
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 27th day of January 2025.

KANSAS GAS SERVICE, a Division of ONE Gas, Inc., as Servicer
By: /s/ Mark W. Smith
Name: Mark W. Smith
Title: Vice President and Treasurer